Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

	As of December 31, 2021	As of December 31, 2020
Marketing suppliers	$17,345	$7,706
Unbilled suppliers	16,554	15,360
Other suppliers	17,678	9,095

Total accounts payable and accrued expenses	$51,577	$32,161